Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Mar. 30, 2018
AB InBev Efes [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired			50.00%
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 21	$ 46